Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,575,000,000.00
Previously Paid Amount	1,925,232.50
Total Fee Amount	1,925,232.50
Total Offset Amount	0.00
Net Fee	$ 0.00